787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

October 30, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:	Jim O’Connor, Esq.
Division of Investment Management

Re:	SunAmerica Equity Funds
Pre-Effective Amendment No. 1 to the Registration Statement of Form N-14
Securities Act File No. 333-153767

Dear Mr. O’Connor:

On behalf of SunAmerica Equity Funds (the “Registrant”), I hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) Pre-Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the SunAmerica International Equity Fund (the “Acquiring Fund”), a series of the Registrant, of all of the assets and liabilities of the Focused International Equity Portfolio, a series of SunAmerica Focused Series, Inc., in exchange for Class A, Class B and Class C shares of the Acquiring Fund (the “Reorganization”). The Registration Statement was initially filed with the Securities and Exchange Commission (the “Commission”) on October 1, 2008 (the “Initial Filing”).

The purpose of the Amendment is to respond to comments from the staff of the Division of Investment Management of the SEC (the “Staff”), including to file an exhibit to the Registration Statement, and to reflect minor revisions to the disclosure. As discussed in our telephone conversations, concurrently herewith, by separate letter, the Registrant has filed a request for acceleration of effectiveness of the Registration Statement for Friday, October 31, 2008.

NEW YORK    WASHINGTON, DC    PARIS    LONDON    MILAN    ROME    FRANKFURT     BRUSSELS

October 30, 2008

Please call the undersigned at (212) 728-8138 with any questions or comments.

Sincerely,

/s/ Elliot J. Gluck
Elliot J. Gluck

cc:	Kathleen Fuentes, Esq.
Mary C. Carty, Esq.
Anthony Geron, Esq.